Goodwill (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2016
Intangible assets and goodwill [Line Items]
Goodwill		$ 94,617,474	$ 96,926,551	$ 99,490,372
Additions for business combination	[1]		234,476
Conversion effect		(2,309,077)	(2,798,297)
Gross carrying amount [member]
Intangible assets and goodwill [Line Items]
Goodwill		$ 94,617,474	$ 96,926,551	$ 99,490,372

[1]	See Note 1, letter (2).